LVIP U.S. Equity Income Maximizer Fund Investment Objectives and Goals - LVIP U.S. Equity Income Maximizer Fund	Jul. 31, 2026
Prospectus [Line Items]
Risk/Return [Heading]	LVIP Schroders U.S. Equity Income Maximizer Fund (Standard and Service Class)Summary
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The investment objective of the LVIP Schroders U.S. Equity Income Maximizer Fund (“Fund”) is to seek a high level of current income with long-term growth of capital.